Note 13 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]

13.          Derivative Financial Instruments

Interest rate swaps

Effective August 8, 2017, Euroseas Ltd. entered into a five year interest rate swap with HSBC Bank Plc. (“HSBC”) for a notional amount of $5.0 million, in order to manage interest costs and the risk associated with changing interest rates of the loans associated with M/V “Eirini P.”, M/V “Tasos” and M/V “Pantelis”, which therefore was allocated to the Company. Under the terms of the swap, HSBC makes a quarterly payment to the Company equal to the 3-month LIBOR while the Company pays an adjustable rate averaging 1.93% (more specifically, the Company pays the fixed rate of 1.40% until August 8, 2018, then 1.75% until August 8, 2019, then 1.85% until August 8, 2020 and then 2.32% until August 8, 2022) based on the notional amount. The swap agreement was novated to the Company on May 30, 2018.

On July 24, 2018, the Company entered into an interest rate swap with HSBC for a notional amount of $5.0 million, with inception date on July 24, 2018 and maturity date on July 24, 2023. Under this contract, HSBC makes a quarterly payment to the Company equal to the 3-month LIBOR while the Company pays a fixed rate of 2.93% based on the notional amount.

On April 9, 2020, the Company entered into an interest rate swap with HSBC for a notional amount of $10.0 million, with inception date on April 15, 2020 and maturity date on April 15, 2025. Under this contract, HSBC makes a quarterly payment to the Company equal to the 3-month LIBOR while the Company pays a fixed rate of 0.737% based on the notional amount.

On October 12, 2021, the Company entered into an interest rate swap with HSBC for a notional amount of $10.0 million, with inception date on October 14, 2021 and maturity date on October 14, 2025. Under this contract, HSBC makes a quarterly payment to the Company equal to the 3-month LIBOR while the Company pays a fixed rate of 1.032% based on the notional amount.

The interest rate swaps did not qualify for hedge accounting as of December 31, 2020 and 2021.

Freight Forward Agreements (“FFA”)

In October 2018, the Company entered into one FFA contract on the Baltic Panamax Index (“BPI”) for the first three calendar months of 2019, totaling 90 days at an average time charter equivalent (“TCE”) rate of $12,200 per day.

In January 2019, the Company entered into four FFA contracts on the BPI (a contract for the first three calendar months of 2019, totaling 120 days at an average TCE rate of $11,950 per day, a contract for the three months of the second quarter of 2019, totaling 270 days at an average TCE rate of $11,250, a contract for the three months of the third quarter of 2019, totaling 270 days at an average TCE rate of $11,100 and a contract for the three months of the fourth quarter of 2019, totaling 270 days at an average TCE rate of $11,350).

In 2020 the Company entered into five FFA contracts on the BPI (a contract for the three months of the third quarter of 2020, totaling 90 days at an average TCE rate of $9,800, a contract for the three months of the third quarter of 2020, totaling 90 days at an average TCE rate of $12,000 per day, a contract for the three months of the fourth quarter of 2020, totaling 90 days at an average TCE rate of $10,200 per day , a contract for the three months of the fourth quarter of 2020, totaling 90 days at an average TCE rate of $12,000 per day and a contract for 10 days per month for the first quarter of 2021, totaling 30 days at an average TCE rate of $9,500 per day).

In the first quarter of 2021 the Company entered into four FFA contracts on the BPI (a contract for the first three calendar months of 2021, totaling 30 days at an average TCE rate of $10,650, a contract for the three calendar months of 2021, totaling 30 days at an average TCE rate of $11,050, a contract for the three calendar months of 2021, totaling 30 days at an average TCE rate of $12,500 and a contract for the last three quarters of 2021, totaling 270 days at an average rate of $12,550). In the fourth quarter of 2021 the Company entered into an additional FFA contract on the BPI for the first three calendar months of 2022, totaling 90 days at an average rate of $31,350, which was closed in December 2021.

The contracts are settled on a monthly basis using the average of the BPI for the days of the month the BPI is published.  The Company receives a payment if the average BPI for the month is below the contract rate equal to the difference of the contract rate less the average BPI for the month multiplied by the number of contract days sold; if the average BPI for the month is greater than the contract rate the Company makes a payment equal to the difference of the average BPI for the month less the contract rate multiplied by the number of contract days sold. If the Company buys contracts previously sold (or the opposite) the Company receives or pays the difference of the two rates for the period covered by the contracts.

In April 2019, the Company hedged the forward purchase of 1,200mt of Singapore Fuel Oil (type 380cst) for this month, at $375.25 per metric ton. Also, in November 2019 the Company hedged the forward purchase of 1,200mt of Singapore Fuel Oil (type 380cst) for this month, at $278.5 per metric ton. By using these bunker swaps the Company has locked in the price that would be paid for bunkers over the time period selected and the quantity purchased. These contracts were settled on a monthly basis using the Platts daily assessment price for 380 CST Singapore Fuel Oil. The Company receives a payment if the average of the Platts daily assessment price for 380 CST Singapore Fuel Oil for the month is above the contract rate equal to the difference of the Platts daily assessment price for 380 CST Singapore Fuel Oil for the month less the contract rate multiplied by the number of contract days sold. If the average for the month was below the contract rate, the Company made a payment equal to the difference of the contract rate less the Platts daily assessment price for 380 CST Singapore Fuel Oil for the month multiplied by the number of contract days sold.

The FFA and the bunker swap contracts did not qualify for hedge accounting. The Company follows guidance relating to “Fair value measurements” to calculate the fair value of the FFA and bunker swap contracts (see Note 15). There are no open positions of FFAs and bunker swap contracts as of December 31, 2021.

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2020	December 31, 2021
Interest rate swap contracts	Long-term assets – Derivatives	-	210,113
Total derivative assets		-	210,113
Interest rate swap contracts	Current liabilities – Derivatives	322,123	289,430
FFA contract	Current liabilities– Derivatives	134,010	-
Interest rate swap contracts	Long-term liabilities – Derivatives	393,899	-
Total derivative liabilities		850,032	289,430

Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2021
Interest rate swap contracts– Unrealized (loss) / gain	Gain / (loss) on derivatives, net	(309,854)	(411,849)	636,705
Interest rate swap contracts - Realized gain / (loss)	Gain / (loss) on derivatives, net	17,646	(128,556)	(301,905)
FFA contracts – Change in fair value	Gain / (loss) on derivatives, net	-	(134,010)	134,010
FFA contracts and bunker swap contracts– Realized gain / (loss)	Gain / (loss) on derivatives, net	789,028	(115,944)	(4,234,429)
Total gain / (loss) on derivatives, net		496,820	(790,359)	(3,765,619)